UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 0.5%
Cobham PLC	666,166	$2,113,589
Meggitt PLC	1,837,786	10,601,581

		$12,715,170

Airlines – 1.3%
Copa Holdings S.A., “A”	136,280	$8,018,715
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	151,300	8,540,885
Qantas Airways Ltd. (a)	5,593,533	14,531,506
Stagecoach Group PLC	1,578,950	5,223,814

		$36,314,920

Alcoholic Beverages – 0.5%
Carlsberg Group	72,700	$7,279,058
Davide Campari-Milano S.p.A.	967,834	6,298,452

		$13,577,510

Apparel Manufacturers – 2.3%
ANTA Sports Products Ltd.	3,982,000	$6,321,773
Billabong International Ltd.	1,215,618	10,133,172
Burberry Group PLC	758,690	13,295,499
Cia.Hering	659,400	10,725,181
GERRY WEBER International AG	8,595	422,092
Li & Fung Ltd.	1,821,000	10,565,961
Stella International Holdings Ltd.	6,483,500	12,928,964

		$64,392,642

Automotive – 1.3%
Geely Automobile Holdings Ltd.	21,655,000	$9,472,390
Mando Corp. (a)	152,400	17,509,239
NGK Spark Plug Co. Ltd	108,000	1,657,446
USS Co. Ltd.	99,820	8,163,626

		$36,802,701

Biotechnology – 0.7%
Abcam PLC	525,000	$2,619,288
Actelion Ltd. (a)	127,884	7,002,846
Lonza Group AG	44,248	3,546,939
TECHNE Corp.	90,900	5,969,402

		$19,138,475

Broadcasting – 0.9%
Havas S.A.	2,390,900	$12,428,392
Proto Corp.	71,600	3,174,775
Rightmove PLC	860,287	10,448,520

		$26,051,687

Brokerage & Asset Managers – 5.3%
Aberdeen Asset Management PLC	8,680,445	$27,459,840
Bolsa Mexicana de Valores S.A. de C.V.	2,632,900	5,534,420
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	580,600	8,254,313
Daiwa Securities Group, Inc.	2,052,000	10,564,552
GAM Holding Ltd. (a)	126,423	2,089,022
ICAP PLC	1,544,363	12,881,817
IG Group Holdings PLC	1,802,955	14,336,034
Osaka Securities Exchange Co. Ltd.	2,717	13,703,800
Rathbone Brothers PLC	641,435	10,940,671
Schroders PLC	902,534	26,102,461
Van Lanschot N.V. (a)	48,159	1,933,864

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Yuanta Financial Holding Co. Ltd.	20,074,000	$15,009,113

		$148,809,907

Business Services – 7.6%
Amadeus Fire AG	253,777	$9,831,153
Amadeus Holdings AG (a)	1,133,819	23,757,118
Bunzl PLC	2,633,250	29,518,545
Cabcharge Australia Ltd.	1,682,709	10,051,077
Capgemini	122,461	5,716,107
Cielo S.A.	758,440	6,145,192
Cognizant Technology Solutions Corp., “A” (a)	163,550	11,986,580
CTS Eventim AG	152,750	9,433,398
Delek Automotive Systems Ltd.	244,781	3,573,244
Electrocomponents PLC	1,130,717	4,685,791
Hays PLC	3,500,000	7,033,880
HomeServe PLC	1,012,085	6,995,016
Intertek Group PLC	500,239	13,843,627
Kroton Educacional S.A., IEU (a)	564,716	7,433,159
LPS Brasil - Consultoria de Imoveis S.A.	399,500	9,385,843
MITIE Group PLC	816,400	2,981,013
MSCI, Inc., “A” (a)	175,684	6,844,648
Nomura Research Institute Ltd.	637,000	14,141,363
Redecard S.A.	268,200	3,400,970
Serco Group PLC	264,225	2,288,400
Sodexo	216,434	14,915,114
TAKKT AG	357,368	5,157,549
Wolseley PLC (a)	166,269	5,303,846

		$214,422,633

Cable TV – 0.7%
Naspers	213,477	$12,572,053
Telenet Group Holding N.V.	205,000	8,075,795

		$20,647,848

Chemicals – 0.5%
Nufarm Ltd. (a)	1,132,255	$5,952,482
Victrex PLC	372,623	8,615,585

		$14,568,067

Computer Software – 1.4%
Autonomy Corp. PLC (a)	250,000	$5,866,114
OBIC Co. Ltd.	114,440	23,567,394
Totvs S.A.	98,900	10,068,735

		$39,502,243

Computer Software - Systems – 3.0%
Acer, Inc.	5,094,348	$15,742,656
Konica Minolta Holdings, Inc.	2,502,000	26,009,213
NICE Systems Ltd. (a)	323,183	11,214,318
Venture Corp. Ltd.	3,330,000	24,027,584
Wincor Nixdorf AG	76,514	6,238,008

		$83,231,779

Conglomerates – 1.9%
Alfa S.A.B de C.V.	1,454,200	$14,647,974
Ansell Ltd.	471,839	6,119,329
DCC PLC	431,544	13,609,465
First Pacific Co. Ltd.	8,252,000	7,431,556

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Conglomerates – continued
Smiths Group PLC	262,605	$5,097,372
Sulzer AG	50,824	7,745,904

		$54,651,600

Construction – 3.4%
Bellway PLC	2,335,757	$24,399,247
BUZZI UNICEM S.p.A (l)	543,300	6,200,141
China Shanshui Cement Group Ltd.	15,221,000	10,868,226
Corporacion GEO S.A.B. de C.V. (a)	3,156,200	11,571,881
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,523,427
Duratex S.A.	1,622,775	17,449,719
Geberit AG	52,784	12,205,242
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,101,200	9,627,027

		$95,844,910

Consumer Products – 4.4%
Beiersdorf AG	208,068	$11,545,664
Christian Dior S.A.	205,568	29,365,486
Dabur India Ltd.	6,184,133	13,864,684
Hengan International Group Co. Ltd.	961,500	8,294,125
Henkel KGaA, IPS	205,879	12,802,528
Kimberly-Clark de Mexico S.A. de C.V., “A”	808,060	4,955,011
Kose Corp.	179,500	4,642,813
Milbon Co. Ltd.	173,030	4,550,056
Oriflame Cosmetics S.A.	187,600	9,874,198
PZ Cussons	427,300	2,669,477
Shiseido Co. Ltd.	310,100	6,775,679
Uni-Charm Corp.	402,400	15,984,644

		$125,324,365

Consumer Services – 1.4%
Anhanguera Educacional Participacoes S.A.	787,600	$18,978,313
Dignity PLC	924,216	10,374,805
Kakaku.com, Inc.	200	1,189,802
Rakuten NPV	7,566	6,336,840
Thomas Cook Group PLC	1,188,852	3,516,164

		$40,395,924

Containers – 1.4%
Klabin S.A., IPS	2,136,200	$7,528,175
Mayr-Melnhof Karton AG	85,690	9,969,027
Owens-Illinois, Inc. (a)(s)	450,600	13,833,420
Viscofan S.A.	207,728	7,872,365

		$39,202,987

Electrical Equipment – 1.6%
Kaba Holding AG	6,972	$2,990,130
Legrand S.A.	289,820	11,802,555
OMRON Corp.	78,821	2,088,237
Prysmian S.p.A.	113,356	1,931,340
Sensata Technologies Holding B.V. (a)	360,000	10,839,600
Spectris PLC	699,270	14,292,940

		$43,944,802

Electronics – 3.0%
Advantech Co. Ltd.	6,004,352	$16,989,661
ASM International N.V (a)	38,866	1,376,061
Domino Printing Sciences PLC	383,436	3,885,798

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Halma PLC	1,188,055	$6,649,745
Hirose Electric Co. Ltd.	68,408	7,709,486
Infineon Technologies AG (a)	1,139,532	10,602,954
Melexis N.V.	237,947	4,279,857
Seoul Semiconductor Co. Ltd. (a)	302,085	10,773,681
Siliconware Precision Industries Co.	11,093,000	13,316,242
Tripod Technology Corp.	2,255,000	9,203,608

		$84,787,093

Energy - Independent – 1.6%
Bankers Petroleum Ltd. (a)	1,427,080	$10,907,984
Cairn Energy PLC (a)	1,400,000	9,167,508
Cobalt International Energy, Inc. (a)	273,400	3,338,214
EnQuest PLC (a)	207,119	450,472
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,186,574
Niko Resources Ltd.	150,000	15,565,725
Santos Ltd.	415,307	5,585,804

		$46,202,281

Engineering - Construction – 1.9%
Cape PLC	23,191	$149,871
Downer EDI Ltd.	3,658,469	17,175,239
Foster Wheeler AG (a)	118,800	4,100,976
JGC Corp.	750,000	16,283,648
Outotec Oyj	134,946	8,338,382
Tecnicas Reunidas S.A.	50,804	3,232,553
Toshiba Plant Kensetsu Co. Ltd.	329,000	4,724,892

		$54,005,561

Food & Beverages – 2.3%
Associated British Foods PLC	510,110	$9,392,641
Britvic PLC	651,621	4,808,455
Coca-Cola Hellenic Bottling Co. S.A.	351,298	9,088,349
Cranswick PLC	8,402	112,656
Grupo Continental S.A.	2,383,390	6,793,144
Kerry Group PLC	754,563	25,177,814
Tiger Brands Ltd.	352,653	10,365,723

		$65,738,782

Food & Drug Stores – 1.5%
Cosmos Pharmaceutical Corp.	23,400	$897,783
Dairy Farm International Holdings Ltd.	645,300	5,994,837
FamilyMart Co. Ltd.	111,500	4,202,365
Lawson, Inc.	260,700	12,892,111
Magnit OJSC, GDR	420,300	12,314,790
Sundrug Co. Ltd.	186,100	5,427,821

		$41,729,707

Forest & Paper Products – 0.2%
Suzano Papel e Celulose S.A., IPS	557,350	$4,962,430

Gaming & Lodging – 1.2%
InterContinental Hotels Group PLC	386,784	$7,495,724
Ladbrokes PLC	2,536,114	4,851,626
Paddy Power PLC	125,840	5,162,512
Sands China Ltd. (a)	4,316,400	9,484,885
William Hill PLC	2,801,414	7,455,638

		$34,450,385

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.6%
Dunelm Group PLC	600,000	$4,775,523
Shinsegae Co. Ltd. (a)	23,867	12,912,449

		$17,687,972

Health Maintenance Organizations – 0.3%
Odontoprev S.A.	478,600	$7,233,780

Insurance – 4.8%
Admiral Group PLC	610,199	$14,413,123
Amlin PLC	1,988,020	12,673,945
Aspen Insurance Holdings Ltd. (s)	381,685	10,923,825
Brasil Insurance Paticipaco e Administracao S.A. (a)	10,700	12,762,651
Catlin Group Ltd.	1,488,461	8,586,440
CNinsure, Inc., ADR (l)	323,235	5,575,804
Hiscox Ltd.	4,484,979	26,669,512
Jardine Lloyd Thompson Group PLC	864,060	8,473,611
Mediolanum S.p.A. (l)	1,586,385	6,555,748
Samsung Fire & Marine Insurance Co. Ltd.	60,642	12,022,601
SNS REAAL Groep N.V. (a)	598,257	2,550,248
Storebrand A.S.A. (a)	2,039,745	15,258,630

		$136,466,138

Internet – 0.1%
Universo Online S.A., IPS	393,500	$3,145,630

Leisure & Toys – 0.6%
Sankyo Co. Ltd.	170,700	$9,639,851
Shimano, Inc.	50,200	2,553,590
Ubisoft Entertainment S.A. (a)	500,000	5,345,200

		$17,538,641

Machinery & Tools – 3.8%
Aalberts Industries N.V.	235,579	$4,966,037
Beml Ltd.	303,020	6,995,245
Bucyrus International, Inc.	55,700	4,979,580
Faiveley SA	33,600	2,777,943
GEA Group AG	850,500	24,582,996
GLORY Ltd.	232,500	5,727,306
Kennametal, Inc.	195,030	7,695,884
Neopost S.A.	116,829	10,178,932
Rotork PLC	166,366	4,741,489
Seco Tools AB, “B” (a)	200,000	3,568,428
Sinotruk (Hong Kong) Ltd.	9,417,000	9,704,376
T.K. Corp. (a)	661,340	15,529,748
Union Tool Co.	209,400	6,024,860

		$107,472,824

Major Banks – 0.2%
Julius Baer Group Ltd.	126,423	$5,922,275

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	945,600	$12,816,867
Fleury S.A.	524,100	8,414,015
Hogy Medical Co., Ltd.	66,800	3,249,908
Kobayashi Pharmaceutical Co. Ltd.	340,000	15,771,003
Miraca Holdings, Inc.	502,800	20,250,721

		$60,502,514

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.7%
Cochlear Ltd.	207,195	$17,040,411
DENTSPLY International, Inc. (s)	329,600	11,262,432
DIASORIN S.p.A.	92,785	3,993,673
Fisher & Paykel Healthcare Corp. Ltd.	7,033,297	17,043,873
Nakanishi, Inc.	79,900	8,463,358
Nihon Kohden Corp.	158,900	3,424,991
Smith & Nephew PLC	1,086,446	11,459,084
Sonova Holding AG	197,025	25,434,136
Synthes, Inc.	203,904	27,543,396
Waters Corp. (a)	83,087	6,456,691

		$132,122,045

Metals & Mining – 2.8%
Iluka Resources Ltd. (a)	3,674,684	$34,352,387
Inmet Mining Corp.	219,543	17,059,129
Maanshan Iron & Steel Co. Ltd.	14,672,000	7,814,697
MOIL Ltd. (a)	12,498	125,693
SSAB Svenskt Stal AB, “A”	174,000	2,923,435
Ternium S.A., ADR	162,700	6,900,107
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	344,000	3,970,506
voestalpine AG	125,000	5,954,887

		$79,100,841

Natural Gas - Pipeline – 0.6%
Enagas S.A.	848,508	$16,911,541

Network & Telecom – 0.4%
Vtech Holdings Ltd.	1,047,200	$12,320,713

Oil Services – 2.7%
Acergy S.A.	405,658	$9,941,490
Aker Kvaerner A.S.A.	508,159	8,643,419
Dresser-Rand Group, Inc. (a)	283,300	12,065,747
Fugro N.V.	137,477	11,298,197
Oceaneering International, Inc. (a)	138,600	10,205,118
Petrofac Ltd.	207,119	5,124,728
Petroleum Geo-Services ASA (a)	253,477	3,946,562
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	187,550	16,165,188

		$77,390,449

Other Banks & Diversified Financials – 4.9%
Aeon Credit Service Co. Ltd.	782,500	$11,064,294
Azimut Holding SpA	741,900	6,721,699
Chiba Bank Ltd.	2,560,451	16,651,289
Commercial International Bank	1,265,222	10,320,114
Compartamos S.A.B. de C.V. (a)	2,707,600	5,886,564
Credicorp Ltd.	42,900	5,101,239
CSU Cardsystem S.A.	1,717,990	6,996,152
Federal Bank Ltd.	1,197,924	10,642,409
Housing Development Finance Corp. Ltd.	463,660	7,552,427
Jyske Bank (a)	290,206	13,474,844
PT Bank Negara Indonesia Tbk.	1,730,000	744,034
Public Bank Berhad	40,588	171,382
Public Bank Berhad	2,170,000	9,148,695
Shizuoka Bank Ltd.	881,000	8,127,466
Sydbank (a)	253,969	6,888,699
TISCO Financial Group Public Co. Ltd.	6,107,000	8,255,440

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Unione di Banche Italiane S.c.p.A.	1,062,904	$9,303,349

		$137,050,096

Pharmaceuticals – 1.3%
Genomma Lab Internacional S.A., “B” (a)	3,825,300	$9,155,941
Hisamitsu Pharmaceutical Co., Inc.	148,400	6,251,115
Santen Pharmaceutical Co. Ltd.	490,400	17,033,231
Virbac SA	25,000	4,342,975

		$36,783,262

Pollution Control – 0.1%
Daiseki Co. Ltd.	121,300	$2,532,375

Railroad & Shipping – 0.6%
Aegean Marine Petroleum Network, Inc.	520,000	$5,423,600
Diana Shipping, Inc. (a)	625,000	7,512,500
Precious Shipping Public Co. Ltd.	8,078,200	4,877,202

		$17,813,302

Real Estate – 1.8%
Ascendas Real Estate Investment Trust, REIT	7,632,466	$12,310,909
Brasil Brokers Participacoes	2,103,300	12,100,310
Deutsche Wohnen AG (a)	1,504,275	21,106,708
Midland Holdings Ltd.	5,594,000	4,591,617

		$50,109,544

Special Products & Services – 0.5%
Filtrona PLC	2,307,793	$8,739,736
K-Green Trust NPV, IEU (a)	702,400	585,630
SK KAKEN Co. Ltd.	50,000	1,909,102
Tikkurila Oyj (a)	113,311	2,499,903

		$13,734,371

Specialty Chemicals – 4.5%
Air Water, Inc.	323,000	$4,125,520
Chugoku Marine Paints Ltd.	396,000	3,360,562
Croda International PLC	1,491,287	37,573,059
Elementis PLC	2,734,663	6,096,967
Japan Pure Chemical Co. Ltd.	172	548,688
Kansai Paint Co. Ltd.	1,190,000	11,520,384
Mexichem S.A.B de C.V.	1,801,500	6,448,932
Nippon Paint Co. Ltd.	786,000	6,021,579
Sika AG	8,442	18,518,227
Symrise AG	681,182	18,683,159
W. R. Grace & Co. (a)	408,400	14,347,092

		$127,244,169

Specialty Stores – 3.4%
Abc-Mart, Inc.	311,100	$11,112,083
Bulgari S.p.A. (l)	518,751	5,604,578
Carpetright PLC	374,957	4,670,918
DeNA Co. Ltd.	172,500	6,186,969
Esprit Holdings Ltd.	2,909,568	13,850,095
GS Home Shopping, Inc. (a)	57,156	5,504,583
Halfords Group PLC	373,500	2,661,220
JB Hi-Fi Ltd.	196,156	3,591,248
Jumbo S.A.	502,515	3,317,263
NEXT PLC	501,525	15,443,071

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Nitori Co. Ltd.	75,000	$6,558,689
Point, Inc.	47,890	2,102,819
Shimamura Co. Ltd.	31,100	2,884,382
Travis Perkins PLC	454,700	7,500,403
Yamada Denki Co. Ltd.	75,200	5,131,272

		$96,119,593

Telecommunications - Wireless – 0.5%
Cellcom Israel Ltd.	200,000	$6,538,000
Vivo Participacoes S.A., ADR	212,000	6,909,080

		$13,447,080

Telephone Services – 0.8%
Empresa Nacional de Telecomunicaciones S.A.	339,472	$5,934,232
PT XL Axiata Tbk (a)	22,774,500	13,396,765
Telekom Austria AG	275,829	3,877,570

		$23,208,567

Tobacco – 1.4%
KT&G Corp. (a)	144,605	$8,334,753
Swedish Match AB	1,090,740	31,575,696

		$39,910,449

Trucking – 0.8%
DSV	355,044	$7,848,070
Yamato Holdings Co. Ltd.	1,109,700	15,800,138

		$23,648,208

Utilities - Electric Power – 1.1%
Cheung Kong Infrastructure Holdings Ltd.	1,279,000	$5,857,915
Eletropaulo Metropolitana S.A., IPS	321,500	6,218,895
Equatorial Energia S.A.	701,800	4,819,590
Manila Water Co.	12,506,000	5,475,122
Tractebel Energia S.A.	465,600	7,699,229

		$30,070,751

Total Common Stocks		$2,746,903,539

Collateral for Securities Loaned – 0.5%
Morgan Stanley Repurchase Agreement, 0.12%, dated 12/31/10, due 1/03/11, total to be received $12,697,627 (secured by U.S. Treasury and Federal Agency obligations valued at $12,951,473 in an individually traded account), at Net Asset Value	12,697,500	$12,697,500

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	54,944,885	$54,944,885

Total Investments		$2,814,545,924

Other Assets, Less Liabilities – 0.3%		7,629,784

Net Assets – 100.0%		$2,822,175,708

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2010, the value of securities pledged amounted to $172,894. At December 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit

8

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$517,527,900	$—	$—	$517,527,900
Japan	346,535,233	62,180,658	—	408,715,891
Brazil	197,418,734	—	—	197,418,734
United States	134,849,210	—	—	134,849,210
Germany	130,406,209	—	—	130,406,209
Australia	124,532,655	—	—	124,532,655
Switzerland	112,998,116	—	—	112,998,116
France	96,872,706	—	—	96,872,706
Mexico	86,685,206	—	—	86,685,206
Other Countries	875,932,278	60,964,634	—	936,896,912
Short Term Securities	—	12,697,500	—	12,697,500
Mutual Funds	54,944,885	—	—	54,944,885

Total Investments	$2,678,703,132	$135,842,792	$—	$2,814,545,924

For further information regarding security characteristics, see the Portfolio of Investments.

10

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,364,450,273

Gross unrealized appreciation	$557,506,845
Gross unrealized depreciation	(107,411,194)

Net unrealized appreciation (depreciation)	$450,095,651

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	37,168,300	227,171,327	(209,394,742)	54,944,885

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$34,675	$54,944,885

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2010, are as follows:

United Kingdom	18.3%
Japan	14.5%
Brazil	7.0%
United States	4.8%
Germany	4.6%
Australia	4.4%
Switzerland	4.0%
France	3.4%
Mexico	3.1%
Other Countries	35.9%

11

MFS® Research Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 2.2%
Goodrich Corp.	159,480	$14,045,400
Honeywell International, Inc.	382,830	20,351,243
Precision Castparts Corp.	99,770	13,888,982

		$48,285,625

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	118,820	$10,149,604

Automotive – 0.5%
General Motors Co. (a)	291,290	$10,736,949

Biotechnology – 1.2%
Amgen, Inc. (a)	194,730	$10,690,677
Gilead Sciences, Inc. (a)	430,570	15,603,857

		$26,294,534

Broadcasting – 1.7%
Discovery Communications, Inc., “A” (a)	168,740	$7,036,458
Viacom, Inc., “B”	320,800	12,706,888
Walt Disney Co.	459,670	17,242,222

		$36,985,568

Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc. (a)	114,260	$11,336,877
Blackrock, Inc.	63,481	12,098,209
Charles Schwab Corp.	424,020	7,254,982
CME Group, Inc.	32,600	10,489,050
Franklin Resources, Inc.	118,040	13,127,228
GFI Group, Inc.	1,372,350	6,436,322

		$60,742,668

Business Services – 0.9%
Accenture Ltd., “A”	402,610	$19,522,559

Cable TV – 1.5%
Comcast Corp., “Special A”	851,860	$17,727,207
DIRECTV, “A” (a)	237,310	9,475,788
Virgin Media, Inc.	205,940	5,609,806

		$32,812,801

Chemicals – 2.9%
Celanese Corp.	457,980	$18,855,037
Ecolab, Inc.	376,070	18,961,449
Monsanto Co.	382,950	26,668,638

		$64,485,124

Computer Software – 3.6%
Autodesk, Inc. (a)	512,570	$19,580,174
Intuit, Inc. (a)	220,070	10,849,451
Oracle Corp.	1,316,050	41,192,365
VeriSign, Inc.	246,060	8,038,780

		$79,660,770

Computer Software - Systems – 6.5%
Apple, Inc. (a)(s)	270,090	$87,120,230
EMC Corp. (a)	1,350,620	30,929,198
Hewlett-Packard Co.	191,650	8,068,465
International Business Machines Corp.	116,530	17,101,943

		$143,219,836

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
Owens Corning (a)	609,440	$18,984,056
Sherwin-Williams Co.	76,590	6,414,413

		$25,398,469

Consumer Products – 1.6%
Avon Products, Inc.	739,210	$21,481,443
Procter & Gamble Co.	208,290	13,399,296

		$34,880,739

Consumer Services – 0.4%
Monster Worldwide, Inc. (a)	423,270	$10,001,870

Electrical Equipment – 2.6%
Danaher Corp.	1,196,260	$56,427,584

Electronics – 2.6%
Advanced Micro Devices, Inc. (a)	1,206,660	$9,870,479
First Solar, Inc. (a)(l)	81,440	10,598,602
Intel Corp.	600,540	12,629,356
Microchip Technology, Inc. (l)	354,900	12,141,129
Samsung Electronics Co. Ltd., GDR	27,502	11,603,094

		$56,842,660

Energy - Independent – 4.4%
Apache Corp.	182,500	$21,759,475
CONSOL Energy, Inc.	66,900	3,260,706
EQT Corp.	84,150	3,773,286
Noble Energy, Inc.	101,780	8,761,222
Occidental Petroleum Corp.	400,180	39,257,658
QEP Resources, Inc.	409,240	14,859,504
Southwestern Energy Co. (a)	137,860	5,160,100

		$96,831,951

Energy - Integrated – 4.8%
BP PLC, ADR	314,300	$13,882,631
Chevron Corp. (s)	432,200	39,438,250
Exxon Mobil Corp.	711,570	52,029,998

		$105,350,879

Engineering - Construction – 1.9%
Fluor Corp.	627,660	$41,588,752

Food & Beverages – 4.0%
Bunge Ltd.	200,310	$13,124,311
Coca-Cola Co.	255,180	16,783,189
Dr Pepper Snapple Group, Inc.	355,750	12,508,170
General Mills, Inc.	550,360	19,587,312
PepsiCo, Inc.	400,290	26,150,946

		$88,153,928

Food & Drug Stores – 0.4%
Walgreen Co.	220,020	$8,571,979

Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	270,550	$11,238,647

General Merchandise – 2.7%
Dollar General Corp. (a)	191,660	$5,878,212
Kohl’s Corp. (a)	294,100	15,981,394
Target Corp.	621,520	37,371,998

		$59,231,604

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.3%
ACE Ltd.	245,910	$15,307,898
Aflac, Inc.	242,940	13,709,104
Aon Corp.	206,380	9,495,544
Chubb Corp.	167,270	9,975,983
MetLife, Inc.	259,900	11,549,956
Prudential Financial, Inc.	206,480	12,122,441

		$72,160,926

Internet – 1.0%
Google, Inc., “A” (a)	35,500	$21,085,935

Major Banks – 7.3%
Bank of America Corp.	2,760,110	$36,819,867
Bank of New York Mellon Corp.	497,766	15,032,533
Goldman Sachs Group, Inc.	168,110	28,269,378
JPMorgan Chase & Co. (s)	1,187,230	50,362,297
KeyCorp	1,252,960	11,088,696
State Street Corp.	143,150	6,633,571
SunTrust Banks, Inc.	417,310	12,314,818

		$160,521,160

Medical & Health Technology & Services – 1.3%
Medco Health Solutions, Inc. (a)	171,170	$10,487,586
Patterson Cos., Inc.	255,610	7,829,334
Quest Diagnostics, Inc.	186,970	10,090,771

		$28,407,691

Medical Equipment – 3.8%
Becton, Dickinson & Co.	128,700	$10,877,724
Covidien PLC	251,370	11,477,554
Medtronic, Inc.	619,970	22,994,687
St. Jude Medical, Inc. (a)	342,180	14,628,195
Thermo Fisher Scientific, Inc. (a)	328,270	18,173,027
Waters Corp. (a)	67,320	5,231,437

		$83,382,624

Metals & Mining – 1.3%
Cameco Corp. (l)	173,810	$7,018,448
Teck Resources Ltd., “B”	292,202	18,158,666
United States Steel Corp.	65,130	3,804,895

		$28,982,009

Natural Gas - Distribution – 0.2%
Questar Corp.	318,700	$5,548,567

Network & Telecom – 3.3%
Cisco Systems, Inc. (a)	2,196,750	$44,440,253
F5 Networks, Inc. (a)	57,120	7,434,739
Juniper Networks, Inc. (a)	572,890	21,151,099

		$73,026,091

Oil Services – 2.9%
Halliburton Co.	700,660	$28,607,948
Schlumberger Ltd.	307,100	25,642,850
Transocean, Inc. (a)	146,140	10,158,191

		$64,408,989

Other Banks & Diversified Financials – 2.0%
Citigroup, Inc. (a)	3,622,230	$17,133,148
MasterCard, Inc., “A”	65,700	14,724,027

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Zions Bancorporation	459,540	$11,134,654

		$42,991,829

Pharmaceuticals – 4.4%
Abbott Laboratories	552,600	$26,475,066
Johnson & Johnson	401,780	24,850,093
Pfizer, Inc.	1,649,810	28,888,173
Teva Pharmaceutical Industries Ltd., ADR	302,520	15,770,368

		$95,983,700

Pollution Control – 0.6%
Republic Services, Inc.	411,610	$12,290,675

Railroad & Shipping – 0.9%
Canadian National Railway Co.	294,340	$19,564,780

Restaurants – 1.2%
McDonald’s Corp.	344,230	$26,423,095

Specialty Chemicals – 1.0%
Airgas, Inc.	341,990	$21,360,695

Specialty Stores – 3.4%
Abercrombie & Fitch Co., “A”	204,240	$11,770,351
Amazon.com, Inc. (a)	68,960	12,412,800
Best Buy Co., Inc.	264,510	9,070,048
Limited Brands, Inc.	160,310	4,926,326
PetSmart, Inc.	326,050	12,983,311
Staples, Inc.	768,450	17,497,607
Tractor Supply Co.	127,660	6,190,233

		$74,850,676

Telecommunications - Wireless – 0.2%
Cellcom Israel Ltd.	63,120	$2,063,393
Sprint Nextel Corp. (a)	473,860	2,004,428

		$4,067,821

Telephone Services – 2.4%
American Tower Corp., “A” (a)	161,100	$8,319,204
AT&T, Inc.	1,006,800	29,579,784
Qwest Communications International, Inc.	1,182,060	8,995,477
Verizon Communications, Inc.	188,510	6,744,888

		$53,639,353

Tobacco – 2.5%
Altria Group, Inc.	737,330	$18,153,065
Philip Morris International, Inc.	639,880	37,452,176

		$55,605,241

Trucking – 1.1%
Expeditors International of Washington, Inc.	447,660	$24,442,236

Utilities - Electric Power – 2.5%
American Electric Power Co., Inc.	476,760	$17,153,825
CMS Energy Corp.	886,640	16,491,504
PG&E Corp.	424,170	20,292,293

		$53,937,622

Total Common Stocks		$2,150,096,815

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 1.1%
Energy - Independent – 0.3%
Apache Corp., 6%	92,200	$6,109,172

Other Banks & Diversified Financials – 0.6%
Citigroup, Inc., 7.5%	100,000	$13,669,000

Utilities - Electric Power – 0.2%
PPL Corp., 9.5%	91,760	$5,044,047

Total Convertible Preferred Stocks		$24,822,219

Collateral for Securities Loaned – 0.7%
Morgan Stanley, Repurchase Agreement, 0.12%, dated 12/31/10, due 01/03/10, total to be received $15,221,578 (secured by U.S. Treasury and Federal Agency obligations valued at $15,525,882 in an individually traded account), at Net Asset Value	15,221,425	$15,221,425

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	16,445,280	$16,445,280

Total Investments		$2,206,585,739

Securities Sold Short – (0.2)%
Electrical Equipment – (0.2)%
Emerson Electric Co.	(95,200)	$(5,442,584)

Other Assets, Less Liabilities – (0.3)%		(7,345,873)

Net Assets – 100.0%		$2,193,797,282

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2010, the value of securities pledged amounted to $5,179,784.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,174,919,034	$—	$—	$2,174,919,034
Short Term Securities	—	15,221,425	—	15,221,425
Mutual Funds	16,445,280	—	—	16,445,280
Total Investments	$2,191,364,314	$15,221,425	$—	$2,206,585,739

Short Sales	$(5,442,584)	$—	$—	$(5,442,584)

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,952,114,974

Gross unrealized appreciation	$305,315,779
Gross unrealized depreciation	(50,845,014)

Net unrealized appreciation (depreciation)	$254,470,765

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,329,240	52,667,327	(55,551,287)	16,445,280

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,515	$16,445,280

7

MFS® Total Return Fund

12/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 59.5%
Aerospace – 4.0%
Honeywell International, Inc.	568,700	$30,232,096
Lockheed Martin Corp.	1,516,920	106,047,877
Northrop Grumman Corp.	469,240	30,397,367
Precision Castparts Corp.	76,600	10,663,486
United Technologies Corp.	1,145,920	90,206,822

		$267,547,648

Alcoholic Beverages – 0.8%
Diageo PLC	2,269,551	$41,930,715
Heineken N.V.	190,493	9,339,652

		$51,270,367

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	180,240	$15,396,101

Automotive – 0.4%
General Motors Co. (a)	262,560	$9,677,962
Johnson Controls, Inc.	533,330	20,373,206

		$30,051,168

Broadcasting – 1.5%
Omnicom Group, Inc.	841,620	$38,546,196
Time Warner, Inc.	306,110	9,847,559
Walt Disney Co.	1,314,750	49,316,273

		$97,710,028

Brokerage & Asset Managers – 0.7%
Blackrock, Inc.	59,630	$11,364,285
Charles Schwab Corp.	943,690	16,146,536
Deutsche Boerse AG	108,688	7,523,420
Franklin Resources, Inc.	132,430	14,727,540

		$49,761,781

Business Services – 1.1%
Accenture Ltd., “A”	997,510	$48,369,260
Dun & Bradstreet Corp.	149,810	12,297,903
Western Union Co.	631,990	11,736,054

		$72,403,217

Cable TV – 0.3%
Comcast Corp., “Special A”	1,083,170	$22,540,768

Chemicals – 1.8%
3M Co.	618,010	$53,334,263
E.I. du Pont de Nemours & Co.	252,240	12,581,731
PPG Industries, Inc.	635,650	53,439,096

		$119,355,090

Computer Software – 1.0%
Oracle Corp.	2,061,580	$64,527,454

Computer Software - Systems – 1.5%
Hewlett-Packard Co.	907,350	$38,199,435
International Business Machines Corp.	419,120	61,510,051

		$99,709,486

Construction – 0.6%
Pulte Homes, Inc. (a)	708,920	$5,331,078
Sherwin-Williams Co.	291,330	24,398,888
Stanley Black & Decker, Inc.	203,461	13,605,437

		$43,335,403

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Avon Products, Inc.	168,900	$4,908,234
Clorox Co.	163,420	10,341,218
Procter & Gamble Co.	785,128	50,507,284

		$65,756,736

Electrical Equipment – 1.0%
Danaher Corp.	1,246,930	$58,817,688
General Electric Co.	569,580	10,417,618

		$69,235,306

Electronics – 0.6%
Intel Corp.	1,752,820	$36,861,805

Energy - Independent – 3.1%
Anadarko Petroleum Corp.	185,690	$14,142,150
Apache Corp.	727,190	86,702,864
EOG Resources, Inc.	277,150	25,334,282
Noble Energy, Inc.	267,750	23,047,920
Occidental Petroleum Corp.	393,900	38,641,590
QEP Resources, Inc.	182,370	6,621,855
Southwestern Energy Co. (a)	285,250	10,676,908

		$205,167,569

Energy - Integrated – 3.6%
Chevron Corp.	802,605	$73,237,706
Exxon Mobil Corp.	1,538,768	112,514,716
Hess Corp.	581,730	44,525,614
TOTAL S.A., ADR	215,120	11,504,618

		$241,782,654

Engineering - Construction – 0.3%
Fluor Corp.	290,210	$19,229,315

Food & Beverages – 3.0%
General Mills, Inc.	1,298,380	$46,209,344
Groupe Danone	158,987	9,989,603
J.M. Smucker Co.	167,370	10,987,841
Kellogg Co.	301,120	15,381,210
Nestle S.A.	1,131,201	66,238,775
PepsiCo, Inc.	761,380	49,740,955

		$198,547,728

Food & Drug Stores – 0.9%
CVS Caremark Corp.	749,809	$26,070,859
Kroger Co.	420,520	9,402,827
Walgreen Co.	643,480	25,069,981

		$60,543,667

Gaming & Lodging – 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	71,840	$4,366,435

General Merchandise – 1.0%
Kohl’s Corp. (a)	561,200	$30,495,608
Target Corp.	619,080	37,225,280

		$67,720,888

Insurance – 4.4%
ACE Ltd.	489,200	$30,452,700
Aflac, Inc.	219,550	12,389,207
Allstate Corp.	405,340	12,922,239

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Aon Corp.	744,350	$34,247,544
Chubb Corp.	231,020	13,778,033
MetLife, Inc.	1,865,560	82,905,486
Prudential Financial, Inc.	999,310	58,669,490
Travelers Cos., Inc.	866,680	48,282,743

		$293,647,442

Leisure & Toys – 0.3%
Hasbro, Inc.	404,100	$19,065,438

Machinery & Tools – 0.5%
Eaton Corp.	304,260	$30,885,433

Major Banks – 8.4%
Bank of America Corp.	5,074,630	$67,695,564
Bank of New York Mellon Corp.	3,173,458	95,838,432
Goldman Sachs Group, Inc.	623,372	104,826,236
JPMorgan Chase & Co.	3,339,291	141,652,724
PNC Financial Services Group, Inc.	444,559	26,993,622
State Street Corp.	1,028,690	47,669,495
Wells Fargo & Co.	2,372,980	73,538,650

		$558,214,723

Medical & Health Technology & Services – 0.1%
Quest Diagnostics, Inc.	155,100	$8,370,747

Medical Equipment – 2.4%
Becton, Dickinson & Co.	417,060	$35,249,911
Covidien PLC	235,360	10,746,538
Medtronic, Inc.	1,069,410	39,664,417
St. Jude Medical, Inc. (a)	791,590	33,840,473
Thermo Fisher Scientific, Inc. (a)	550,920	30,498,931
Waters Corp. (a)	103,120	8,013,455

		$158,013,725

Metals & Mining – 0.1%
United States Steel Corp.	163,520	$9,552,838

Natural Gas - Distribution – 0.1%
Sempra Energy	146,690	$7,698,291

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	634,510	$15,685,087

Network & Telecom – 0.5%
Cisco Systems, Inc. (a)	1,626,090	$32,895,801

Oil Services – 0.8%
Halliburton Co.	155,300	$6,340,899
National Oilwell Varco, Inc.	156,460	10,521,935
Noble Corp.	214,740	7,681,250
Schlumberger Ltd.	133,910	11,181,485
Transocean, Inc. (a)	223,330	15,523,668

		$51,249,237

Other Banks & Diversified Financials – 0.8%
Marshall & Ilsley Corp.	1,388,810	$9,610,565
MasterCard, Inc., “A”	105,782	23,706,804
Visa, Inc., “A”	107,800	7,586,964
Zions Bancorporation	401,080	9,718,168

		$50,622,501

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.9%
Abbott Laboratories	1,229,310	$58,896,242
Bayer AG	122,674	9,065,288
GlaxoSmithKline PLC	409,934	7,925,188
Johnson & Johnson	1,509,270	93,348,350
Merck & Co., Inc.	246,690	8,890,708
Pfizer, Inc.	4,068,285	71,235,670
Roche Holding AG	65,277	9,564,651

		$258,926,097

Railroad & Shipping – 0.3%
Canadian National Railway Co.	149,250	$9,920,648
Union Pacific Corp.	76,670	7,104,242

		$17,024,890

Restaurants – 0.3%
McDonald’s Corp.	247,400	$18,990,424

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	531,500	$48,339,925

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	102,580	$6,785,667
Best Buy Co., Inc.	161,430	5,535,435
Staples, Inc.	862,400	19,636,848

		$31,957,950

Telecommunications - Wireless – 0.8%
Vodafone Group PLC	20,858,958	$53,920,152
Vodafone Group PLC, ADR	108,900	2,878,227

		$56,798,379

Telephone Services – 1.7%
AT&T, Inc.	3,290,218	$96,666,605
CenturyLink, Inc.	405,317	18,713,486

		$115,380,091

Tobacco – 1.8%
Altria Group, Inc.	232,310	$5,719,472
Philip Morris International, Inc.	1,875,170	109,753,700
Reynolds American, Inc.	212,530	6,932,729

		$122,405,901

Trucking – 0.2%
United Parcel Service, Inc., “B”	225,230	$16,347,193

Utilities - Electric Power – 2.2%
American Electric Power Co., Inc.	371,890	$13,380,602
CenterPoint Energy, Inc.	174,320	2,740,310
Dominion Resources, Inc.	225,758	9,644,382
Entergy Corp.	332,060	23,519,810
NextEra Energy, Inc.	186,040	9,672,220
NRG Energy, Inc. (a)	456,220	8,914,539
PG&E Corp.	653,990	31,286,882
PPL Corp.	835,300	21,985,096
Public Service Enterprise Group, Inc.	881,460	28,039,243

		$149,183,084

Total Common Stocks		$3,974,075,811

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – 39.2%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,098,656

Asset-Backed & Securitized – 2.6%
Anthracite Ltd., “A”, CDO, FRN, 0.711%, 2017 (z)	$7,252,142	$6,889,535
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	13,600,000	14,486,489
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.861%, 2040 (z)	7,743,360	3,530,198
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,015,115	136,736
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,096,000	8,136,480
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	14,105,112	14,620,231
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	4,332,929
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	10,020,532
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016 (z)	2,969,810	2,821,320
Crest G-Star, CDO, FRN, 0.762%, 2016	7,455,411	7,380,857
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	5,722,282	3,453,283
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	836,832
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,205,703
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.232%, 2041	2,279,327	2,425,933
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	7,569,070
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.872%, 2045	7,340,374	8,027,498
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	16,230,000	16,980,712
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.989%, 2051	12,669,291	13,269,667
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	5,520,000	1,617,682
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.826%, 2050	1,948,101	2,051,051
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	9,759,829	10,055,579
Morgan Stanley Capital I, Inc., FRN, 1.008%, 2030 (i)(n)	38,469,858	1,011,338
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,730,703	4,780,938
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,242,000	2,987,807
Spirit Master Funding LLC, 5.05%, 2023 (z)	7,848,245	6,857,954
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,561,862	1,551,929
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	18,785,000	19,496,478

		$176,534,761

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,594,628

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,885,158
News America, Inc., 8.5%, 2025	5,903,000	7,213,661

		$10,098,819

Cable TV – 0.3%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,181,763
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,224,789
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,048,375

		$23,454,927

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$9,005,523

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,484,134

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,569,444

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$9,068,592

Emerging Market Quasi-Sovereign – 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$2,555,000	$2,420,952

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 8%, 2019	$4,145,000	$4,994,725
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,529,089
Qtel International Finance Ltd., 7.875%, 2019 (n)	473,000	565,125
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	5,656,548	6,080,789

		$15,590,680

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$551,000	$670,292
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,015,600

		$12,685,892

Energy - Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$7,590,130

Energy - Integrated – 0.4%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,656,995
Hess Corp., 8.125%, 2019	1,740,000	2,198,264
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,802,591
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,287,519
Petro-Canada, 6.05%, 2018	9,475,000	10,765,154

		$24,710,523

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,562,676

Food & Beverages – 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$7,380,000	$9,860,049
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,604,291

		$17,464,340

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,522,285

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,866,706

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$7,312,580
MetLife, Inc., 4.75%, 2021	1,810,000	1,848,052
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,596,238
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,435,825
Prudential Financial, Inc., 5.375%, 2020	1,490,000	1,556,980
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,700,255

		$18,449,930

Insurance - Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$6,830,000	$7,120,275
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	770,000	751,328
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,851,875

		$10,723,478

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$5,087,673
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,435,083
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	7,714,355
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,039,119
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,328,066
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,268,660

		$45,872,956

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$6,382,544

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,432,227

Major Banks – 1.5%
Bank of America Corp., 7.375%, 2014	$2,825,000	$3,140,214
Bank of America Corp., 5.49%, 2019	4,135,000	4,033,506
Bank of America Corp., 7.625%, 2019	3,980,000	4,582,711
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,056,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,113,606
Credit Suisse New York, 5.5%, 2014	8,200,000	8,992,546
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	4,992,430
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,729,535
HSBC USA, Inc., 4.875%, 2020	4,130,000	4,105,501
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,683,221
JPMorgan Chase Capital XXII, 6.45%, 2037	3,143,000	3,130,739
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	854,375
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,285,718
Morgan Stanley, 5.75%, 2016	6,120,000	6,526,827
Morgan Stanley, 6.625%, 2018	6,920,000	7,506,601
PNC Funding Corp., 5.625%, 2017	6,510,000	6,958,773
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,546,863
Wachovia Corp., 5.25%, 2014	4,613,000	4,919,737

		$97,158,903

Medical & Health Technology & Services – 0.2%
CareFusion Corp., 6.375%, 2019	$6,240,000	$7,049,890
Hospira, Inc., 6.05%, 2017	5,813,000	6,512,461

		$13,562,351

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018	$3,465,000	$3,691,912
ArcelorMittal, 5.25%, 2020	6,640,000	6,564,457
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,614,827
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,402,156

		$13,273,352

Mortgage-Backed – 12.9%
Fannie Mae, 6.33%, 2011	$1,300,827	$1,311,178
Fannie Mae, 4.01%, 2013	960,177	1,005,386
Fannie Mae, 4.021%, 2013	3,007,667	3,157,340
Fannie Mae, 4.767%, 2013	535,876	562,303
Fannie Mae, 4.562%, 2014 - 2015	4,828,637	5,161,138
Fannie Mae, 4.63%, 2014	2,396,991	2,561,651
Fannie Mae, 4.777%, 2014	186,542	200,005
Fannie Mae, 4.841%, 2014	4,266,043	4,584,692
Fannie Mae, 4.88%, 2014 - 2020	1,513,031	1,617,869
Fannie Mae, 4.78%, 2015	2,304,674	2,485,547
Fannie Mae, 4.856%, 2015	643,000	691,433
Fannie Mae, 4.922%, 2015	4,597,974	4,991,846
Fannie Mae, 5.19%, 2015	1,338,048	1,457,887
Fannie Mae, 5.09%, 2016	2,000,000	2,171,081
Fannie Mae, 5.662%, 2016	1,221,182	1,338,347
Fannie Mae, 5.725%, 2016	1,417,200	1,548,107
Fannie Mae, 5.05%, 2017	2,471,431	2,682,421
Fannie Mae, 5.5%, 2017 - 2040	156,203,553	168,297,087

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 2017 - 2037	$80,882,553	$88,930,691
Fannie Mae, 4.5%, 2018 - 2035	25,697,140	26,939,371
Fannie Mae, 5%, 2018 - 2039	71,936,851	76,117,244
Fannie Mae, 7.5%, 2030 - 2032	912,780	1,047,417
Fannie Mae, 6.5%, 2031 - 2037	28,503,019	32,012,764
Freddie Mac, 6%, 2016 - 2037	48,678,212	53,333,329
Freddie Mac, 5%, 2017 - 2039	75,174,290	79,472,377
Freddie Mac, 4.5%, 2019 - 2039	48,792,123	50,575,469
Freddie Mac, 5.085%, 2019	6,789,000	7,177,951
Freddie Mac, 5.5%, 2019 - 2035	37,855,369	40,716,096
Freddie Mac, 3.808%, 2020	5,739,000	5,642,025
Freddie Mac, 4%, 2024	12,939,000	13,306,953
Freddie Mac, 6.5%, 2034 - 2037	13,553,266	15,169,196
Freddie Mac, 4%, 2040	18,834,919	18,717,484
Freddie Mac, TBA, 4%, 2041	19,176,000	19,035,171
Ginnie Mae, 5.5%, 2032 - 2035	18,974,282	20,613,324
Ginnie Mae, 6%, 2032 - 2038	16,421,446	18,226,763
Ginnie Mae, 4.5%, 2033 - 2040	30,114,903	31,462,155
Ginnie Mae, 5%, 2033 - 2039	36,399,939	38,741,262
Ginnie Mae, TBA, 4%, 2041	19,176,000	19,287,010

		$862,349,370

Municipals – 0.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$430,000	$440,492
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,529,286
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	6,295,000	6,962,522

		$11,932,300

Natural Gas - Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,873,480
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	5,886,194
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,101,952
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,924,263
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,489,650

		$31,275,539

Network & Telecom – 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,847,753
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,361,000
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,165,228

		$24,373,981

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$6,317,000	$6,939,774
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,602,895
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,442,916
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,397,150
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,863,710
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	3,158,934
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,314,940
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	11,865,600
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	15,666,499

		$67,252,418

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.2%
Pfizer, Inc., 7.2%, 2039	$3,040,000	$3,933,872
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,744,591

		$13,678,463

Real Estate – 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,151,218
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,767,228
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,876,543
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,323,852

		$18,118,841

Retailers – 0.2%
Limited Brands, Inc., 5.25%, 2014	$2,262,000	$2,341,170
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	12,425,379

		$14,766,549

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,611,955

Telecommunications - Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,018,872
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	1,960,605
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,254,067

		$16,233,544

Transportation - Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$6,871,220

U.S. Government Agencies and Equivalents – 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,477,238
Small Business Administration, 8.8%, 2011	1,999	2,040
Small Business Administration, 4.35%, 2023	1,303,623	1,368,288
Small Business Administration, 4.77%, 2024	3,311,921	3,511,367
Small Business Administration, 5.18%, 2024	5,321,340	5,676,556
Small Business Administration, 5.52%, 2024	3,256,943	3,489,409
Small Business Administration, 4.99%, 2024	4,894,153	5,221,348
Small Business Administration, 4.95%, 2025	3,751,502	4,000,254

		$33,746,500

U.S. Treasury Obligations – 13.2%
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,863,286
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,073,318
U.S. Treasury Bonds, 6%, 2026	6,445,000	7,968,637
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,229,554
U.S. Treasury Bonds, 5.25%, 2029	21,388,000	24,529,363
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,474,843
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	6,137,330
U.S. Treasury Bonds, 5%, 2037	18,185,000	20,290,477
U.S. Treasury Bonds, 4.5%, 2039	74,824,000	76,834,895
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,370,762
U.S. Treasury Notes, 5.125%, 2011	18,109,000	18,548,288
U.S. Treasury Notes, 1.375%, 2012	31,456,100	31,809,981
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,707,201
U.S. Treasury Notes, 1.375%, 2013	43,903,000	44,571,818
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,633,871
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,656,250
U.S. Treasury Notes, 3.125%, 2013	65,703,000	69,701,619
U.S. Treasury Notes, 2.75%, 2013	54,555,000	57,346,688

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 2013	$16,019,000	$16,249,273
U.S. Treasury Notes, 1.875%, 2014	61,399,000	62,794,845
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,308,415
U.S. Treasury Notes, 2.125%, 2015	119,795,000	121,704,532
U.S. Treasury Notes, 4.25%, 2015	856,000	947,820
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,688,266
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,254,534
U.S. Treasury Notes, 3.75%, 2018	164,228,000	174,684,725

		$882,380,591

Utilities - Electric Power – 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$13,607,945	$14,442,697
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,948,116
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	14,440,051
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,249,013
PSEG Power LLC, 6.95%, 2012	6,285,000	6,776,236
PSEG Power LLC, 5.32%, 2016	5,099,000	5,579,331
System Energy Resources, Inc., 5.129%, 2014 (z)	2,366,576	2,443,253
Waterford 3 Funding Corp., 8.09%, 2017	5,571,042	5,634,830

		$65,513,527

Total Bonds		$2,616,863,255

Convertible Preferred Stocks – 0.3%
Automotive – 0.1%
General Motors Co., 4.75%	197,800	$10,702,958

Energy - Independent – 0.1%
Apache Corp., 6%	59,700	$3,955,722

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	61,130	$3,360,316

Total Convertible Preferred Stocks		$18,018,996

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	108,071,121	$108,071,121

Total Investments		$6,717,029,183

Other Assets, Less Liabilities – (0.6)%		(41,411,412)

Net Assets – 100.0%		$6,675,617,771

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $182,305,192, representing 2.73% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.711%, 2017	3/19/10	$6,763,449	$6,889,535
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.861%, 2040	3/01/06	7,743,360	3,530,198
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 9/14/10	8,017,533	8,136,480

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.762%, 2016	10/27/10	$2,928,250	$2,821,320
Russian Federation, 3.625%, 2015	4/22/10	11,944,849	12,015,600
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	7,768,148	6,857,954
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,366,576	2,443,253

Total Restricted Securities			$42,694,340
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,992,094,807	$—	$—	$3,992,094,807
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	920,225,747	—	920,225,747
Non-U.S. Sovereign Debt	—	79,761,483	—	79,761,483
Municipal Bonds	—	11,932,300	—	11,932,300
Corporate Bonds	—	410,088,680	—	410,088,680
Residential Mortgage-Backed Securities	—	879,592,992	—	879,592,992
Commercial Mortgage-Backed Securities	—	130,532,749	—	130,532,749
Asset-Backed Securities (including CDOs)	—	28,758,390	—	28,758,390
Foreign Bonds	—	155,970,914	—	155,970,914
Mutual Funds	108,071,121	—	—	108,071,121

Total Investments	$4,100,165,928	$2,616,863,255	$—	$6,717,029,183

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,954,632,660

Gross unrealized appreciation	$810,355,508
Gross unrealized depreciation	(47,958,985)

Net unrealized appreciation (depreciation)	$762,396,523

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	77,437,958	261,575,545	(230,942,382)	108,071,121

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$47,141	$108,071,121

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: February 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2011

*	Print name and title of each signing officer under his or her signature.